Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be issued Common Shares	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018	40,907,010
Beginning balance, value at Dec. 31, 2018	$ 40,907	$ 12,956,486	$ 72,000	$ (4,003,458)	$ 9,065,935
Common stock issued for prior period services, shares	10,133
Common stock issued for prior period services, value	$ 10	71,990	(72,000)
Common stock issued for services, shares	3,312
Common stock issued for services, value	$ 3	24,506			24,509
Common stock issued for acquisition, shares	39,286
Common stock issued for acquisition, value	$ 39	290,676			290,715
Common stock to be issued for services			50,709		50,709
Stock options issued for services		432,250			432,250
Net loss				(3,175,543)	(3,175,543)
Ending balance, shares at Dec. 31, 2019	40,959,741
Ending balance, value at Dec. 31, 2019	$ 40,959	13,775,908	50,709	(7,179,001)	6,688,575
Common stock issued for services, value			12,000		12,000
Stock options issued for services		259,350			259,350
Net loss				(922,306)	(922,306)
Ending balance, shares at Mar. 31, 2020	40,959,741
Ending balance, value at Mar. 31, 2020	$ 40,959	14,035,258	62,709	(8,101,307)	6,037,619
Beginning balance, shares at Dec. 31, 2019	40,959,741
Beginning balance, value at Dec. 31, 2019	$ 40,959	13,775,908	50,709	(7,179,001)	6,688,575
Common stock issued for services, shares
Common stock issued for services, value		605,150			605,150
Common stock to be issued for services			48,000		48,000
Net loss				(2,537,113)	(2,537,113)
Ending balance, shares at Dec. 31, 2020	40,959,741
Ending balance, value at Dec. 31, 2020	$ 40,959	14,381,058	98,709	(9,716,114)	4,804,612
Common stock issued for services, value			12,000		12,000
Stock options issued for services		106,838			106,838
Net loss				(682,516)	(682,516)
Ending balance, shares at Mar. 31, 2021	40,959,741
Ending balance, value at Mar. 31, 2021	$ 40,959	$ 14,487,896	$ 110,709	$ (10,398,630)	$ 4,240,934